Insurance service expenses and other expenditure - Outstanding options and awards (Details) option in Millions, equity_instrument in Millions, $ / $ in Millions	12 Months Ended
	Dec. 31, 2025 equity_instrument option £ / shares	Dec. 31, 2024 equity_instrument option £ / shares	Dec. 31, 2023 option equity_instrument £ / shares	Dec. 31, 2025 £ / shares	Dec. 31, 2025 $ / $
Number of awards
Weighted average share price	£ 8,680,000	£ 7.14	£ 10.46
Share options
Number of options
Balance at beginning of year | option	1.7	1.7	1.9
Granted | option	0.3	0.6	0.4
Exercised | option	(0.2)	(0.1)	(0.3)
Cancelled | option	(0.3)	(0.5)	(0.3)
Balance at end of year | option	1.5	1.7	1.7
Options immediately exercisable at end of year	0.1	0.2	0.2		0.2
Weighted average exercise price
Balance at beginning of year	£ 7.84	£ 9.50	£ 10.43
Granted	7.86	5.25	7.76
Exercised	8.20	7.37	11.55
Forfeited	7.10	7.60	7.77
Cancelled	10.90	10.16	11.97
Lapsed/expired	9.20	9.42	10.36
Balance at end of year	£ 7.30	7.84	9.50
Options immediately exercisable at end of year		£ 11.57	£ 10.82	£ 8.54
Incentive plans
Number of awards
Balance at beginning of year | equity_instrument	17.5	14.3	21.0
Granted | equity_instrument	9.0	10.9	6.3
Exercised | equity_instrument	(7.0)	(6.6)	(10.1)
Forfeited | equity_instrument	(0.3)	(0.5)	(1.7)
Cancelled | equity_instrument		0.0	(0.1)
Lapsed/expired | equity_instrument	(0.5)	(0.6)	(1.1)
Balance at end of year | equity_instrument	18.7	17.5	14.3